Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2017
Accumulated Other Comprehensive Income Loss Net Of Tax [Abstract]
Accumulated Other Comprehensive Income	12. Accumulated Other Comprehensive Income: The amounts in the accompanying balance sheets are analyzed as follows:
	December 31,
	2016	2017
Actuarial pension gain	3,346	3,476
Total	$3,346	$3,476